Summary of significant accounting policies - Unaudited Interim Condensed Consolidated Statement of Operations for adoption of IFRS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenue
Subscriptions	$ 42,027	$ 30,280	$ 81,813	$ 57,819
Operating expenses
Sales and marketing	27,832	20,820	53,974	40,554
Income tax expense	(41)	(26)	(52)	(52)
Net loss for the period	(8,739)	$ (7,754)	(18,854)	$ (15,172)
Balance Without Adoption of IFRS 15
Revenue
Subscriptions	41,441		79,327
Operating expenses
Sales and marketing	28,639		54,739
Income tax expense	(11)		(38)
Net loss for the period	(10,101)		(22,090)
Adjustments due to IFRS 15
Revenue
Subscriptions	586		2,486
Operating expenses
Sales and marketing	(807)		(765)
Income tax expense	(30)		(14)
Net loss for the period	$ 1,362		$ 3,235